Group information	12 Months Ended
Dec. 31, 2025
Group information

22. Group information

Subsidiaries

The consolidated financial statements of the Group include:

Name of subsidiary	Principal activities	Place of incorporation and business	Effective equity held by the Group
			2025	2024
			%	%
Held by the Company
Environmental Solutions Group Holdings Limited	Investment holding company	Cayman Island	100	100

Held by Subsidiary
Environmental Solutions Asia Holdings Limited	Investment holding company	British Virgin Islands	100	100

Environmental Solutions (Asia) Pte Ltd	Waste management and recycling of industrial wastes	Singapore	100	100

ESG Chemicals Sdn. Bhd.	Warehousing and distribution of circular products	Malaysia	100	100

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024